Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 11.76	$ 8.20
Assumptions:
Expected volatility	42.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.76%	0.86%
Expected life	5 years	5 years